UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897
MUNDER SERIES TRUST II
(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, March 31, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 100.0%
Consumer Staples — 3.0%
Drug Retail — 3.0%
110,886	CVS/Caremark Corporation	$3,785,648

Health Care — 97.0%
Biotechnology — 14.1%
76,350	Amgen Inc. †	4,266,438
26,150	Biogen Idec Inc. †	1,160,537
28,775	Celgene Corporation †,(e)	1,509,537
87,100	Genentech, Inc. †	7,152,652
14,775	Genzyme Corporation †	886,796
36,525	Gilead Sciences, Inc. †	2,794,162

		17,770,122

Health Care Services — 3.9%
5,475	DaVita Inc. †	291,927
21,375	Express Scripts, Inc. †	1,725,390
39,500	Medco Health Solutions, Inc. †	2,864,935

		4,882,252

Health Care Distributors — 4.3%
34,825	Cardinal Health, Inc.	2,540,484
49,575	McKesson Corporation	2,902,120

		5,442,604

Health Care Equipment — 16.5%
95,450	Baxter International Inc.	5,027,351
53,000	Boston Scientific Corporation †	770,620
122,950	Medtronic, Inc.	6,031,927
25,400	Respironics, Inc. †,(e)	1,066,546
62,675	St. Jude Medical, Inc. †	2,357,207
51,750	Stryker Corporation	3,432,060
23,875	Varian Medical Systems, Inc. †	1,138,599
12,000	Zimmer Holdings, Inc. †	1,024,920

		20,849,230

Health Care Supplies — 2.9%
27,400	Alcon, Inc.	3,611,868

Life Sciences Tools & Services — 2.2%
33,650	QIAGEN N.V. †,(e)	578,107
5,850	Techne Corporation †	334,035
40,325	Thermo Fisher Scientific †	1,885,194

		2,797,336

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Managed Health Care — 13.7%
72,375	Aetna Inc.	3,169,301
12,150	CIGNA Corporation	1,733,319
31,050	Coventry Health Care, Inc. †,(e)	1,740,353
90,487	UnitedHealth Group Incorporated	4,793,096
72,465	WellPoint, Inc. †	5,876,912

		17,312,981

Pharmaceuticals — 39.4%
158,500	Abbott Laboratories	8,844,300
18,600	Allergan, Inc.	2,061,252
93,975	Bristol-Myers Squibb Company	2,608,746
71,050	Eli Lilly and Company	3,816,095
127,000	Johnson & Johnson	7,653,020
146,700	Merck & Co. Inc.	6,479,739
15,750	Novartis AG, ADR	860,423
228,650	Pfizer Inc.	5,775,699
14,025	Roche Holding Ltd., ADR	1,244,017
162,900	Schering-Plough Corporation	4,155,579
34,625	Teva Pharmaceutical Industries Limited, ADR	1,296,014
98,475	Wyeth	4,926,704

		49,721,588

Total Health Care		122,387,981

TOTAL COMMON STOCKS
(Cost $109,199,420)		126,173,629

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(f)	0
6,563	TorreyPines Therapeutics, Inc., expires 01/08/2009 (exercise price: $58.00) †,(f)	0

TOTAL WARRANTS
(Cost $330,613)		0

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $410,691)
410,691	Institutional Money Market Fund – Comerica Class Y Shares (g)	410,691

COLLATERAL FOR SECURITIES ON LOAN(d) — 1.8%
(Cost $2,218,421)
2,218,421	State Street Navigator Securities Trust – Prime Portfolio (h)	2,218,421

TOTAL INVESTMENTS
(Cost $112,159,145)(i)	102.1%	$128,802,741

†	Non-income producing security.

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(a)	All percentages are based on net assets of the Fund as of March 31, 2007.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of March 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would in a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of March 31, 2007 (see note (c) above).

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund — Comerica Class Y Shares, an affiliated fund.

(h)	At March 31, 2007, the market value of the securities on loan is $2,162,002.

(i)	At March 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,278,589, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,634,993 and net appreciation for financial reporting purposes was $16,643,596. At March 31, 2007, aggregate cost for financial reporting purposes was $112,159,145.

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(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

ABBREVIATION:

ADR — American Depositary Receipt

At March 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	94.0%	$118,583,200
Switzerland	4.5	5,716,308
Israel	1.0	1,296,014
Netherlands	0.5	578,107

TOTAL COMMON STOCKS	100.0	126,173,629
WARRANTS	0.0	—
INVESTMENT COMPANY SECURITY	0.3	410,691
COLLATERAL FOR SECURITIES ON LOAN	1.8	2,218,421

TOTAL INVESTMENTS	102.1%	$128,802,741

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Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 24, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION

99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto